Debt - Mortgage Notes Repayment of Principal (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) extension	Dec. 31, 2021 USD ($) extension	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
2022	$ 55,518	$ 1,592
2023	111,344	102,731
2024	22,186	139,686
2025	2,877	3,374
2026	143,221	39,087
Thereafter	546,494	353,561
Principal payment on mortgage loans	881,640	640,031
Outstanding amount	$ 769,061	$ 642,107	$ 70,320
Unsecured Debt [Member]
Debt Instrument [Line Items]
Number of extensions | extension	2	2
Term of extension (in years)	1 year	1 year
Unsecured Debt [Member] | 2017 6% Notes
Debt Instrument [Line Items]
Outstanding amount	$ 20,800
Number of extensions | extension	2
Term of extension (in years)	1 year
Interest Rate	6.00%	6.00%
Unsecured Debt [Member] | 2019 6% Notes
Debt Instrument [Line Items]
Outstanding amount	$ 22,600
Number of extensions | extension	2
Term of extension (in years)	1 year
Interest Rate	6.00%	6.00%
Line of Credit | Secured Credit Facility | Variable rate revolving credit facility
Debt Instrument [Line Items]
Outstanding amount		$ 20,000
Number of extensions | extension		2
Term of extension (in years)		1 year